Note 10: Stockholders' Equity: Authorized (Details) (USD $)	May 31, 2013	May 31, 2012
Details
Common Stock, shares authorized	5,000,000,000	5,000,000,000
Common Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	50,000,000	50,000,000
Preferred Stock par value	$ 0.0001	$ 0.0001